Lease liabilities (Details 1) - USD ($) $ in Thousands	Nov. 30, 2025	Aug. 31, 2025
Lease Liabilities
Current portion of lease liabilities	$ 1,417	$ 1,201
Lease liabilities	1,814	1,606
Balance at end of period	$ 3,231	$ 2,807